Intangible Assets - Schedule of Estimated Amortization Expense of Definite-Lived Intangible Assets (Details) - USD ($)	Jun. 30, 2026	Dec. 31, 2025
Schedule of Estimated Amortization Expense of Definite-Lived Intangible Assets [Abstract]
2026	$ 183,302
2027	242,840
2028	86,186
Total amortization expense	$ 512,328	$ 713,015